As filed with the Securities and Exchange Commission on May 27, 2011

Investment Company Act File Number 811-4922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

California Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1411 Broadway
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
31-Mar-11
(UNAUDITED)

						Rating (a)
Face			Maturity	Interest	Value		Standard
Amount			Date	Rate	(Note 1)	Moody's	& Poor's
Tax Exempt General Obligation Notes and Bonds (18.51%)
$3,000,000		City of Fitchburg, MA GO RAN (b)	6/30/2011	0.90%	$3,002,572
2,500,000		City School District of the City of Schenectady, Schenectady County, NY RAN (b)	8/31/2011	0.84	2,501,645
750,000		Glendale-River Hills School District, WI TRAPN Note No. R-1 (b)	4/20/2011	0.75	750,097
1,350,000		Glendale-River Hills School District, WI TRAPN Note No. R-2 (b)	8/17/2011	0.80	1,351,012
2,250,000		Merrill Area Public School District, Langlade, Marathon and Lincoln Counties, WI TRAPN (b)	10/4/2011	0.70	2,253,405
875,000		Merton Community School District, WI TRAPN (b)	10/25/2011	0.75	876,231
2,584,000		Monroe-Woodbury Central School District, Orange County, NY BAN for School Buses 2010 (b)	11/10/2011	0.72	2,596,219
1,100,000		Northland Pines School District, Oneida and Vilas Counties, WI TRAPN (b)	10/12/2011	0.70	1,101,738
750,000		Salem School District, WI TRAPN (b)	8/30/2011	0.74	750,802
2,150,000		School District of Ashland, WI TRAPN (b)	8/30/2011	0.70	2,152,648
1,600,000		School District of Kewaskum, Fond du Lac, Sheboygan and Washington Counties, WI TRAPN (b)	8/30/2011	0.75	1,601,641
2,250,000		School District of Milton, WI TRAPN (b)	9/21/2011	0.70	2,253,172
1,750,000		School District of Three Lakes, WI TRAPN (b)	8/22/2011	0.75	1,751,705
2,250,000		School District of West De Pere, WI TRAPN (b)	9/29/2011	0.65	2,253,872
2,000,000		Springville-Griffith Institute Central School District, Cattaraugus and Erie Counties, NY BAN 2010B	7/7/2011	0.76	2,001,269		A-1+
933,000		Town of Nahant, MA GO BAN (b)	10/13/2011	0.85	933,738
1,100,000		Verona Area School District, WI TRAPN (b)	8/23/2011	0.75	1,101,075
1,050,000		Wrightstown Community School District, Brown, Outagamie and Calumet Counties, WI TRAPN (b)	9/30/2011	0.73	1,051,400
30,242,000		Total Tax Exempt General Obligation Notes and Bonds			30,284,241

Tax Exempt Variable Rate Demand Instruments (c)(82.14%)
$4,800,000		Association for Bay Area Government Finance Authority for Nonprofit	11/1/1932	0.23%	$4,800,000	VMIG-1
		Corporations Refunding and RB (Valley Christian Schools)
		LOC Bank of America, N.A.
1,800,000		Association for Bay Area Government Finance Authority for Nonprofit Corporations	8/1/1935	0.23	1,800,000	VMIG-1
		(Sharp Healthcare) – Series 2009D
		LOC Citibank, N.A.
6,500,000		Association for Bay Area Government Finance Authority for	8/1/1938	0.19	6,500,000	VMIG-1
		Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008
		LOC Wells Fargo Bank, N.A.
7,070,000		BB&T Municipal Trust Floater Certificates Series 2011	9/1/2022	0.28	7,070,000	VMIG-1
		LOC Branch Banking & Trust Company
4,800,000		California HFFA RB	10/1/1940	0.21	4,800,000		A-1+
		(Scripps Health) - Series 2010B				VMIG-1
		LOC JPMorgan Chase Bank, N.A.
3,200,000		California HFFA RB	10/1/1940	0.17	3,200,000		A-1+
		(Scripps Health) - Series 2010C				VMIG-1
		LOC Barclays Bank
3,000,000		California HFFA RB	8/1/2021	0.19	3,000,000	VMIG-1	A-1+
		(Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991A
		LOC U.S. Bank, N.A.
2,130,000		California HFFA RB	7/1/1935	0.22	2,130,000		A-1
		(Catholic Healthcare West Loan Program) - 2005 Series I				VMIG-1
		LOC Bank of America, N.A.
5,000,000		California Municipal Finance Authority RB	8/1/2028	0.19	5,000,000		A-1+
		(La Sierra University) - Series 2008A
		LOC Wells Fargo Bank, N.A.
9,200,000		California Statewide Communities Development Authority RB	2/1/1937	0.23	9,200,000
		(The Master's College) - Series 2007				VMIG-1
		LOC U.S. Bank, N.A.
2,900,000		California Statewide Communities Development Authority RB	9/1/2028	0.44	2,900,000
		(The Pegasus School) – Series 2003
		LOC Bank of America, N.A.				VMIG-1
1,320,000		City of Carlsbad, CA MHRB	6/1/2016	0.26	1,320,000	VMIG-1
		(Santa Fe Ranch Apartments F/K/A LaCosta Apartments Project) – Series 1993A
		Guaranteed Federal Home Loan Mortgage Corporation
1,700,000		City of Irvine Assessment District No. 04-20 Limited Obligation	9/2/1930	0.26	1,700,000	VMIG-1
		Improvement Bonds, Series B
		LOC KBC Bank, N.V.
1,615,000		City of Irvine, CA Assessment District No. 89-10 Improvement Bonds	9/2/2015	0.24	1,615,000	VMIG-1	A-1+
		(Orange County, California)
		LOC State Street Bank & Trust Company/California State Teachers Retirement System
8,950,000		City of Santa Clara, CA	7/1/2027	0.25	8,950,000		A-1
		Subordinated Electric RB – Series 2008B
		LOC Dexia CLF
6,800,000		City of Upland, CA Apartment Development Revenue	11/15/2028	0.22	6,800,000		A-1+
		Refunding Bonds (Mountain Springs) – Series 1998A
		Collateralized by Federal National Mortgage Association
4,100,000		Fremont, CA COPs (1998 Family Resource Center Financing Project)	8/1/2028	0.22	4,100,000		A-1+
		LOC KBC Bank, N.V.
4,000,000		Housing Authority of the County of Sacramento Multifamily	7/15/2029	0.22	4,000,000		A-1+
		Housing Revenue Refunding Bonds (Ashford Park Apartments) 1996 Issue D
		Collateralized by Federal National Mortgage Association
13,390,000		Irvine Ranch, CA Water District Consolidated Refunding	5/1/1937	0.23	13,390,000	VMIG-1
		Series 2008B GO of Improvement District #s 105, 113, 213 & 250
		LOC Landesbank Baden-Wurttemberg
4,770,000		Lake Elsinore, CA Recreation Authority Revenue Refunding Bonds	2/1/1932	0.27	4,770,000		A-1+
		(Public Facilities Project) – Series 2000A
		Guaranteed by California State Teachers Retirement System
2,000,000		Oakland-Alameda County Coliseum Authority, CA	2/1/2025	0.23	2,000,000	VMIG-1	A-1+
		Lease RB (Oakland Coliseum Project) – Series C-1
		LOC Bank of New York/ California State Teachers Retirement System
1,100,000		Otay Water District, Otay Service Corporation COPs	9/1/2026	0.25	1,100,000	VMIG-1	A-1+
		(1996 Capital Projects)
		LOC Landesbank Hessen-Thuringen Girozentrale
3,600,000		Redevelopment Agency of the City of Pittsburg Los Medanos	9/1/1935	0.23	3,600,000		A-1+
		Community Development Project Subordinate Tax Allocation Bonds – Series 2004A
		LOC State Street Bank & Trust Company/California State Teachers Retirement System
1,700,000		Riverside County, CA 1985 COPs (ACES) Type One Series A	12/1/2015	0.25	1,700,000	VMIG-1	A-1+
		LOC State Street Bank & Trust Company
2,800,000		Sacramento County Sanitation Districts Financing Authority	12/1/1939	0.24	2,800,000	VMIG-1	A-1
		(Sacramento Regional County Sanitation District) Subordinate Lien Refunding RB - Series 2008
		LOC Bank of America, N.A.
2,000,000		San Bernardino County, CA Multifamily Mortgage RB	2/15/2027	0.23	2,000,000		A-1+
		(Parkview Place Apartments) – Series 2004A
		Collateralized by Federal National Mortgage Association
5,000,000		San Francisco Bay Area Toll Bridge, CA RB	4/1/1936	0.15	5,000,000	VMIG-1	A-1+
		(Bay Area Toll Authority) - Series 2001A
		LOC Barclays Bank
5,500,000		San Francisco, CA Redevelopment Agency of City & County	12/1/2017	0.25	5,500,000		A-1+
		(Fillmore Center) – Series A-1
		Guaranteed by Federal Home Loan Mortgage Corporation
1,700,000		Santa Clara County, CA El Camino California Hospital District	8/1/2015	0.25	1,700,000
		Hospital Facility Authority Revenue (1985 Valley Medical Central Project) – Series A				VMIG-1
		LOC State Street Bank & Trust Company
2,675,000		Santa Clara County, CA MHRB	2/15/2027	0.23	2,675,000		A-1+
		(Grove Garden Apartments) – Series 1997A
		Collateralized by Federal National Mortgage Association
2,525,000		Southern California Public Power Authority Power Project RB	7/1/2017	0.32	2,525,000	VMIG-1	A-1
		(Palo Verde Project) 2008 Subordinate Refunding Series B
		LOC Dexia CLF
1,000,000		State of California Economic Recovery Bonds Series 2004C	7/1/2023	0.16	1,000,000	VMIG-1	A-1+
		LOC Bank of America, N.A.
3,600,000		State of California GO Series 2003A-1	5/1/1933	0.15	3,600,000	VMIG-1	A-1+
		LOC JPMorgan Chase Bank, N.A.
1,000,000		Turlock Irrigation District, CA COPs	1/1/1931	0.20	1,000,000		A-1+
		(Capital Improvements and Refunding Project) – Series 2001A
		LOC Societe Generale
1,100,000		Westlands Water District Adjustable Rate Refunding Revenue COPs, Series 2008A	3/1/2029	0.32	1,100,000		A-1
		LOC Dexia CLF
134,345,000		Total Tax Exempt Variable Rate Demand Instruments			134,345,000

Variable Rate Demand Instruments - Private Placements (c) (0.58%)
$945,000		Redevelopment Agency of the City of Morgan Hill	12/1/2014	1.62%	$945,000	P-1	A-1+
		(Kent Trust Project) – Series 1984B
		LOC Wells Fargo Bank, N.A.
945,000		Total Variable Rate Demand Instruments - Private Placements			945,000
		Total Investments (101.23%)
		(Cost $165,574,241†)			$165,574,241
		Liabilities in excess of cash and other assets (-1.23%)			(2,014,404)
		Net Assets (100.00%)			$163,559,837

	Class A, 108,491,037 shares outstanding				$1.00
	Class B, 5,578,827 shares outstanding				$1.00
	Advantage Shares, 49,501,997 shares outstanding				$1.00

		† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
(a)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

(b)	Securities that are not rated which Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c)
Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
ACES	=	Adjustable Convertible Extendable Securities
BAN	=	Bond Anticipation Notes
COP	=	Certificates of Participation
GO	=	General Obligation
HFFA	=	Health Facilities Financing Authority
LOC	=	Letter of Credit
MHRB	=	Multi-family Housing Revenue Bond
RAN	=	Revenue Anticipation Note
RB	=	Revenue Bond
TRAPN	=	Tax and Revenue Anticipation Promissory Note

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

		Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2011.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

			Debt securities issued by states of the United States and political subdivisions of the states
		Quoted prices in active markets for identical assets (Level 1)	-
		Significant other observable inputs (Level 2)	165,574,241
		Significant unobservable inputs (Level 3)	-
		Total	165,574,241

		For the period ended March 31, 2011, there were no Level 1 and Level 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.